ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS - Disclosure of detailed information about general and administrative expenses (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Professional fees	[1]	$ 912	$ 724	$ 852
Other General and Administration		6,387	3,229	0
General and administrative expenses		9,516	8,018	11,008
General and administrative expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Salaries		2,438	2,218	2,314
Insurance		1,030	1,321	1,847
Professional fees		3,471	2,022	4,095
Depreciation		523	550	669
Other General and Administration		2,054	1,907	2,083
General and administrative expenses		$ 9,516	$ 8,018	$ 11,008

[1]	Includes management fees charges during the years ended December 31, 2025, 2024 and 2023 of $526, $481 and $475, respectively.